Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Equipment

June 30, 2026	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$208,016	$176,810	$31,206
Furniture and fixtures	7,233	4,261	2,972
	$215,249	$181,071	$34,178

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

4.	Equipment: (Continued)

December 31, 2025	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$205,446	$170,186	$35,260
Furniture and fixtures	6,750	3,958	2,792
	$212,196	$174,144	$38,052